Offsetting. (Details) - Offsetting Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 158,246	$ 218,596
Gross Amounts Offset in the Statement of Financial Condition	(142,271)	(218,596)
Net Amounts of Liabilities Presented in the Statement of Financial Condition	15,975	0
Futures and Forward Contracts [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	142,271	218,596
Gross Amounts Offset in the Statement of Financial Condition	(142,271)	(218,596)
Net Amounts of Liabilities Presented in the Statement of Financial Condition	0	0
Options Written on Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	15,975	0
Gross Amounts Offset in the Statement of Financial Condition	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Condition	$ 15,975	$ 0